SHORT-TERM INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2025
Short-term Investment
SCHEDULE OF SHORT TERM INVESTMENTS

	As of December 31,
	2024	2025
	RMB	RMB

Time deposits	-	43,294
Equity securities with readily determinable fair value (1)	-	40,480
	-	83,774

(1)	As of December 31, 2025, equity securities with readily determinable fair value, previously recorded as long-term investments and consisting primarily of Tencent and Meituan, were reclassified to short-term investments, as the Group intends to sell the investment within the next twelve months. (Note 10)